AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 94.6%
Communication Services - 20.1%
Baidu, Inc., Class A (China)*	69,200	$895,947
NetEase, Inc. (China)	54,600	1,061,321
Tencent Holdings, Ltd. (China)	188,600	6,546,555

Total Communication Services		8,503,823
Consumer Discretionary - 26.7%
Alibaba Group Holding, Ltd. (China)	491,500	4,408,253
BYD Co., Ltd., Class A (China)	51,100	1,218,537
Meituan, Class B (China)*,1	162,880	1,310,081
Midea Group Co., Ltd., Class A (China)	147,100	1,193,804
MINISO Group Holding, Ltd., ADR (China)	19,942	338,216
Sands China, Ltd. (Macau)*	605,000	1,587,987
Yum China Holdings, Inc. (China)	18,600	639,950
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (China)	202,600	572,695

Total Consumer Discretionary		11,269,523
Consumer Staples - 14.3%
Kweichow Moutai Co., Ltd., Class A (China)	17,300	3,872,232
Proya Cosmetics Co., Ltd., Class A (China)	72,000	826,577
Wuliangye Yibin Co., Ltd., Class A (China)	76,900	1,357,420

Total Consumer Staples		6,056,229
Financials - 12.0%
AIA Group, Ltd. (Hong Kong)	270,900	2,124,511
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	96,400	2,922,733

Total Financials		5,047,244
Health Care - 7.1%
CSPC Pharmaceutical Group, Ltd. (China)	1,162,000	854,872
Hygeia Healthcare Holdings Co., Ltd. (China)[1]	206,600	673,286
Innovent Biologics, Inc. (China)*,1	85,000	342,457
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	30,400	1,138,095

Total Health Care		3,008,710
	Shares	Value
Industrials - 9.5%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	$394,070
Contemporary Amperex Technology Co., Ltd., Class A (China)	31,900	674,152
NARI Technology Co., Ltd., Class A (China)	673,471	1,969,865
Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,700	988,146

Total Industrials		4,026,233
Information Technology - 2.8%
LONGi Green Energy Technology Co., Ltd., Class A (China)	253,600	683,670
Sunny Optical Technology Group Co., Ltd. (China)	82,700	508,306

Total Information Technology		1,191,976
Utilities - 2.1%
ENN Energy Holdings, Ltd. (China)	115,400	859,021

Total Common Stocks (Cost $54,029,424)		39,962,759
Short-Term Investments - 2.8%
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[2]	479,398	479,398
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[2]	719,097	719,097

Total Short-Term Investments (Cost $1,198,495)		1,198,495
Total Investments - 97.4% (Cost $55,227,919)		41,161,254
Other Assets, less Liabilities - 2.6%		1,099,182
Net Assets - 100.0%		$42,260,436

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $2,325,824 or 5.5% of net assets.
[2]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$338,216	$10,931,307	—	$11,269,523
Communication Services	—	8,503,823	—	8,503,823
Consumer Staples	—	6,056,229	—	6,056,229
Financials	—	5,047,244	—	5,047,244
Industrials	—	4,026,233	—	4,026,233
Health Care	—	3,008,710	—	3,008,710
Information Technology	—	1,191,976	—	1,191,976
Utilities	—	859,021	—	859,021
Short-Term Investments
Other Investment Companies	1,198,495	—	—	1,198,495
Total Investments in Securities	$1,536,711	$39,624,543	—	$41,161,254

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2024, was as follows:
Country	% of Long-Term Investments
China	83.4
Hong Kong	12.6
Macau	4.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.